Subsequent Events	6 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On October 7, 2023, Happiness (Fuzhou) E-commerce Co., Ltd was dissolved.

On November 9, 2023, the Company signed a promissory note purchase agreement (the “Purchase Agreement”) with a non-U.S. investor (the “Investor”), pursuant to which, the Company issued an 8% promissory note with principal amount of $750,000 (the “Note”) to such Investor on November 14, 2023, the closing date of this transaction. The Note will mature in 12-month after its issuance and can be pre-paid in part or in whole by the Company prior to its maturity date. The proceeds from the Note will be used to fund the Hollywood Sunshine and the general corporate activities of the Company.

On November 12, 2023, Paranovus Entertainment Technology Limited, (the “Company”) entered into a software development agreement (the “Development Agreement”) with Blueline Studios Inc. (“Blueline”), a company incorporated in Vancouver, Canada. Pursuant to the Development Agreement, Blueline shall be responsible for developing and delivering certain interactive game application (“Hollywood Sunshine”), including the underlying software, documentation, and technical data, under the terms and conditions of the Development Agreement, and agreed to assign to the Company all the right, title, and interest in Hollywood Sunshine, excluding any Background Technology (as defined in the Development Agreement). Blueline will deliver the initial full-featured version for the PC platform (the “PC Release”) six months after the Start Date as defined in the Development Agreement, followed by the delivery of iOS version (the “iOS Release”) three months after the PC Release. In exchange, the Company agreed to pay a total of $1,500,000 development fee to Blueline for the PC Release, and $400,000 development fee for the iOS Release, in accordance with the schedule set forth in the Development Agreement. The decision to develop the iOS Release is at the discretion of the Company. Furthermore, once Hollywood Sunshine starts generating revenues, the Company agreed to pay Blueline 9% of the net revenue after deducting all the licensing fees owned to all talent partners.

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